Other non-current assets	12 Months Ended
Dec. 31, 2013
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets	Other non-current assets

(In US$ millions)	December 31, 2013	December 31, 2012
Deferred charges – long-term portion	2.3	10.6
Other	—	0.2
Total other non-current assets	2.3	10.8